Lease Liabitity - Schedule of Maturity Analysis of the Lease Liability (Details) - Jun. 30, 2025 - Lease Liability [Member]	USD ($)	AED (د.إ)
Schedule of Maturity Analysis of the Lease Liability [Line items]
Gross lease liabilities		د.إ 905,660
Less: Future interest		(14,187)
Net lease liabilities	$ 242,775	891,473
Amount in USD (in Dollars)	242,775	891,473
Within 1 year [Member]
Schedule of Maturity Analysis of the Lease Liability [Line items]
Gross lease liabilities		746,816
Less: Future interest		(13,527)
Net lease liabilities	199,697	733,289
Amount in USD (in Dollars)	199,697	733,289
Within 2 years [Member]
Schedule of Maturity Analysis of the Lease Liability [Line items]
Gross lease liabilities		158,844
Less: Future interest		(660)
Net lease liabilities	43,078	158,184
Amount in USD (in Dollars)	$ 43,078	د.إ 158,184